Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000243995
Shareholder Report [Line Items]
Fund Name	AHL Trend ETF
Trading Symbol	AHLT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Trend ETF for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AHL Trend ETF	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 10.35% for the twelve months ended January 31, 2025, compared to the S&P 500® Index TR return of 26.38%.

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s trend following strategy led by performance in equities, precious metals, and currencies.

• Positions in fixed income and energy commodities detracted during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	AHLT	S&P 500® Index TR
8/30/2023	$10,000	$10,000
8/31/2023	$10,036	$9,986
9/30/2023	$10,636	$9,510
10/31/2023	$10,708	$9,310
11/30/2023	$9,712	$10,161
12/31/2023	$9,598	$10,622
1/31/2024	$9,542	$10,801
2/29/2024	$10,156	$11,377
3/31/2024	$10,501	$11,743
4/30/2024	$10,904	$11,264
5/31/2024	$11,046	$11,822
6/30/2024	$10,834	$12,246
7/31/2024	$10,389	$12,395
8/31/2024	$9,875	$12,696
9/30/2024	$10,177	$12,967
10/31/2024	$9,667	$12,850
11/30/2024	$9,632	$13,604
12/31/2024	$10,182	$13,280
1/31/2025	$10,545	$13,650

Average Annual Return [Table Text Block]
HEADER	1 Year	Since Inception (8/30/23)
AHLTFootnote Reference1	10.35%	3.88%
S&P 500® Index TR	26.38%	24.46%

Performance Inception Date	Aug. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,219,210
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 375,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$48,219,210
# of Portfolio Holdings	10
Total Management Fees Paid	$375,010

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.5
Stocks	26.4
Bonds and Rates	25.9
Commodities	18.2

Top Ten Exposures % of VaR*

US Treasuries	Short	12.3
Crude Oil	Long	9.3
Gold	Long	8.8
S&P 500 Index	Long	7.4
Australian Dollar/US Dollar	Short	7.2
Euro/US Dollar	Short	5.9
Japanese Yen/US Dollar	Short	5.3
Euro-BUND	Short	4.7
DAX Index	Long	4.5
Euro-STOXX	Long	4.3

Exposure Summary (Consolidated with Subsidiary)

Number of Long Holdings	11
Number of Currency Pairs	7
Number of Short Holdings	4

Largest Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Crude Oil	Long	9.3
Gold	Long	8.8
Silver	Long	2.1
Copper	Long	0.1
Currencies	Header	% of VaR
Australian Dollar/US Dollar	Short	7.2
Euro/US Dollar	Short	5.9
Japanese Yen/US Dollar	Short	5.3
Canadian Dollar/US Dollar	Short	4.0
UK Sterling/US Dollar	Short	3.3
Equities	Header	% of VaR
S&P 500 Index	Long	7.4
DAX Index	Long	4.5
Euro-STOXX	Long	4.3
NASDAQ 100 Index	Long	4.0
Tokyo Stock Exchange Index	Long	2.7
Fixed Income	Header	% of VaR
US Treasuries	Short	12.3
Euro-BUND	Short	4.7
Gilts	Short	3.2
Euro-BOBL	Short	2.9

C000247981
Shareholder Report [Line Items]
Fund Name	GLG Natural Resources ETF
Trading Symbol	MGNR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon GLG Natural Resources ETF for the period of February 5, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLG Natural Resources ETF	$84	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 26.72% for the period ended January 31, 2025, compared to the S&P 500 Index return of 23.88% and S&P Global Natural Resources Index return of 3.17%.

• The market had positive returns over the period despite spikes in market volatility, largely driven by concerns with China’s economy as well as geopolitical concerns regarding the incoming U.S. Administration.

• The Fund benefitted from security selection in the Metals & Mining industry and the Food Products industry, benefiting from rising metals prices and continued food inflation.

• An underweight allocation to the Containers & Packaging industry detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	MGNR	S&P 500® Index TR	S&P Global Natural Resources Index
2/5/24	$10,000	$10,000	$10,000
2/29/24	$10,184	$10,326	$10,213
3/31/24	$11,356	$10,658	$11,063
4/30/24	$11,855	$10,223	$11,058
5/31/24	$12,754	$10,730	$11,364
6/30/24	$11,903	$11,115	$10,867
7/31/24	$11,808	$11,250	$11,018
8/31/24	$11,764	$11,523	$11,008
9/30/24	$12,226	$11,769	$11,254
10/31/24	$12,144	$11,662	$10,752
11/30/24	$13,082	$12,347	$10,679
12/31/24	$11,979	$12,052	$9,930
1/31/25	$12,708	$12,388	$10,487

Average Annual Return [Table Text Block]
HEADER	Since Inception (2/5/24)
MGNRFootnote Reference1	26.72%
S&P 500® Index TR	23.88%
S&P Global Natural Resources Index	3.17%

Performance Inception Date	Feb. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 105,278,467
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 436,539
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$105,278,467
# of Portfolio Holdings	48
Portfolio Turnover Rate	135%
Total Management Fees Paid	$436,539

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.8
Foreign Common Stocks	46.2

Top Ten Country Exposure - % Investments

Value	Value
Burkina Faso	1.1
Brazil	1.2
Congo, The Democratic Republic Of	1.5
Zambia	1.6
Norway	1.8
South Africa	1.8
United Kingdom	3.5
Germany	7.3
Canada	25.4
United States	53.8

Sector Allocation - % Equities

Value	Value
Information Technology	1.6
Utilities	2.6
Consumer Staples	7.8
Industrials	11.7
Energy	22.1
Materials	54.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Kinross Gold Corp.	5.1
Siemens Energy AG	4.8
Methanex Corp.	4.5
Targa Resources Corp.	3.9
Kinetik Holdings, Inc.	3.7
Smurfit WestRock PLC	3.6
Hudbay Minerals, Inc.	3.6
Permian Resources Corp.	3.6
Teck Resources Ltd., Class B	3.2
U.S. Steel Corp.	3.1